Employee Benefit Plans - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined contribution plan, first match threshold, percentage	4.00%
Defined contribution plan, maximum annual contributions per employee, amount	$ 1,000
Matching Contributions		$ 1,600,000	$ 1,500,000
Age limit for inclusion in 401k plan	21 years
Limit of months of completed service for inclusion in 401k plan	6 months
Limit of hours of completed service for inclusion in 401k plan	1000 hours
Isle of Capri
Matching Contributions		$ 1,000,000
Employee service completion days		90 days
Eldorado Shreveport
Defined contribution plan, first match threshold, percentage				6.00%
Mountaineer
Matching Contributions		$ 1,100,000	1,200,000	$ 1,300,000
Scioto Downs
Scioto Downs
Fair value of plan assets		1,200,000
Fair value of benefit obligations		800,000
Funded status of plan		400,000
Cash contributions to pension plan		$ 0	$ 0	$ 0
Resorts
Defined contribution plan, first match threshold, percentage				4.00%
Matching Contributions				$ 500,000
Age limit for inclusion in 401k plan				21 years
Limit of months of completed service for inclusion in 401k plan				6 months
Limit of hours of completed service for inclusion in 401k plan				1000 hours
MTR Gaming
Matching Contributions				$ 100,000
MTR Gaming Plans
Race track and simulcast wagering handles - Percent				0.25%
Net win from gaming operations - Percent				1.00%
Excess Net Terminal Income threshold				$ 160,000,000
Minimum
Defined contribution plan, contributions per employee, percent	1.00%
Minimum | Resorts
Defined contribution plan, contributions per employee, percent				1.00%
Maximum
Defined contribution plan, contributions per employee, percent	100.00%
Defined contribution plan, employer matching contribution, percent of match	50.00%
Maximum | Eldorado Shreveport
Defined contribution plan, employer matching contribution, percent of match				50.00%
Maximum | Resorts
Defined contribution plan, contributions per employee, percent				100.00%
Defined contribution plan, employer matching contribution, percent of match				25.00%